Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Other Financial Assets	$ 33,095,760	$ 27,621,984
Percentage Of Impairment Allowances Exposures Of Other Financial Assets Gross Carry Forward	100.00%	100.00%
Stage 1
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Other Financial Assets	$ 33,095,760	$ 27,621,984
Percentage Of Impairment Allowances Exposures Of Other Financial Assets Gross Carry Forward	100.00%	100.00%
Other Financial Assets [Member]
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Other Financial Assets	$ 33,095,760	$ 27,621,984
Percentage Of Impairment Allowances Exposures Of Other Financial Assets Gross Carry Forward	100.00%	100.00%
Other Financial Assets [Member] | Stage 1
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment Losses Exposures And Gross Carrying Amount Of Other Financial Assets	$ 33,095,760	$ 27,621,984